Geographic Information - Schedule of Long-lived Assets by Geography (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 5,839	$ 6,391	$ 5,281
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	5,059	5,381	3,999
France
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 780	$ 1,010	$ 1,282